Schedule of other lease operations (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		R$ 1,952,178	R$ 1,661,822
Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		653,422	434,990
Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		1,657,345	1,606,567
Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		1,454,664	R$ 1,422,993
Up To December 2022 [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		2,139,718
[custom:FinanceLeaseLiabilities-0]	[1]	1,808,221
Up To December 2022 [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		752,818
Up To December 2022 [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[2]	57,349
Up To December 2022 [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[3]	245,800
Up To December 2022 [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[4]	28,348
January 2023 To December 2026 [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		6,431,022
[custom:FinanceLeaseLiabilities-0]	[1]	5,123,959
January 2023 To December 2026 [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		2,450,689
January 2023 To December 2026 [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		440,996
January 2023 To December 2026 [Member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,135,266
January 2023 To December 2026 [Member] | Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,097,008
January 2023 To December 2026 [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[2]	202,271
January 2023 To December 2026 [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[3]	992,299
January 2023 To December 2026 [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[4]	112,493
January 2026 Onwards [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		5,898,599
[custom:FinanceLeaseLiabilities-0]	[1]	3,284,014
January 2026 Onwards [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[2]	336,138
January 2026 Onwards [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[3]	2,135,989
January 2026 Onwards [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[4]	142,458
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		14,469,339
[custom:FinanceLeaseLiabilities-0]	[1]	10,216,194
Nominal Value [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[2]	595,758
Nominal Value [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[3]	3,374,088
Nominal Value [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[4]	283,299
Nominal Value [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		4,939,126
Nominal Value [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		980,662
Nominal Value [Member] | Lease Network [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		2,667,562
Nominal Value [Member] | Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		1,628,844
Present Value [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		9,063,539
[custom:FinanceLeaseLiabilities-0]	[1]	7,111,361
Present Value [Member] | L T Amazonas 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[2]	302,091
Present Value [Member] | Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[3]	1,507,629
Present Value [Member] | Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]	[4]	142,458
Present Value [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		3,345,930
Present Value [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		653,422
Present Value [Member] | Lease Network [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		1,657,345
Present Value [Member] | Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
[custom:FinanceLeaseLiabilities-0]		1,454,664
January 2027 Onwards [Member] | Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,735,619
January 2027 Onwards [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		356,198
January 2027 Onwards [Member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		1,192,197
Up To December 2020 [Member] | Lease Stores And Kiosks [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		183,468
Up To December 2020 [Member] | Lease Land Network [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		340,099
Up To December 2020 [Member] | Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Total other lease operations		R$ 531,836

[1]	Other leases:
[2]	LT Amazonas
[3]	leaseback
[4]	It is substantially represented by lease transactions in transmission towers.